THE ORCHARD SERIES FUND
                 Financial Statements and Financial Highlights
                  for the Six Months Ended April 30, 2004 and
                        the Year Ended October 31, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07735

                               ORCHARD SERIES FUND
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                            Englewood, Colorado 80111
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

    Orchard Series Fund
    October 31, 2003                                            Annual Report
                                                                October 31, 2003








                               For shareholders of
                               ORCHARD SERIES FUND
                             8515 East Orchard Road
                           Greenwood Village, CO 80111
                                  800.338.4015
























              This report and the financial statements attached are
          submitted for general information and are not authorized for distribution to prospective investors unless preceded or
          accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of Orchard Series Fund.
             Such offering is made only by the prospectus(es) of the
            Orchard Series Fund and the applicable underlying mutual
           funds, which include details as to offering price and other information.

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2004
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                         ORCHARD              ORCHARD              ORCHARD              ORCHARD S&P
                                                          DJIAsm INDEX       INDEX 600               NASDAQ-100         500 INDEX(R)
                                                          FUND                 FUND                 INDEX(R)FUND            FUND
                                                      --------------       --------------       ------------------------------------
                                                      --------------       --------------       ---------------      ---------------
ASSETS:
     Investments in securities, market value  (1)   $     1,685,785      $     3,556,270      $      1,610,931            5,068,560
     Cash                                                    11,041               10,340                 9,149               11,372
     Dividends and interest receivable                        2,047                1,264                   166                5,275
     Receivable for investments sold                              0               62,157                13,171                4,960
                                                      --------------       --------------       ---------------      ---------------
                                                      --------------       --------------       ---------------      ---------------

     Total assets                                         1,698,873            3,630,031             1,633,417            5,090,167
                                                      --------------       --------------       ---------------      ---------------
                                                      --------------       --------------       ---------------      ---------------

LIABILITIES:
     Due to investment adviser                                  877                1,375                   749                2,490
     Payable for investments purchased                                           509,306                76,421               28,308
     Variation margin on futures contracts                                                               3,300                    0
                                                      --------------       --------------       ---------------      ---------------
                                                      --------------       --------------       ---------------      ---------------

     Total liabilities                                          877              510,681                80,470               30,798
                                                      --------------       --------------       ---------------      ---------------
                                                      --------------       --------------       ---------------      ---------------

NET ASSETS                                          $     1,697,996      $     3,119,350      $      1,552,947            5,059,369
                                                      ==============       ==============       ===============      ===============
                                                      ==============       ==============       ===============      ===============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                    $     3,132,826      $     2,139,634      $        918,242           28,824,389
     Net unrealized appreciation (depreciation)              20,722                2,698               (59,910)             (48,743)
        on investments and futures contracts
     Undistributed net investment income (loss)               6,277                3,037                (4,308)              17,634
     Accumulated net realized gain (loss)                (1,461,829)             973,981               698,923          (23,733,911)
        on investments and futures contracts
                                                      --------------       --------------       ---------------      ---------------
                                                      --------------       --------------       ---------------      ---------------

NET ASSETS                                          $     1,697,996      $     3,119,350      $      1,552,947            5,059,369
                                                      ==============       ==============       ===============      ===============
                                                      ==============       ==============       ===============      ===============

NET ASSET VALUE PER OUTSTANDING SHARE               $          9.12      $         13.01      $           3.61                10.34
                                                      ==============       ==============       ===============      ===============
                                                      ==============       ==============       ===============      ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK OUTSTANDING                         186,102              239,850               430,066              489,276

(1)  Cost of investments in securities:             $     1,665,063      $     3,553,572      $      1,665,741            5,117,303

See notes to financial statements.

THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2004
UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                       ORCHARD              ORCHARD               ORCHARD             ORCHARD S&P
                                                        DJIAsm INDEX       INDEX 600               NASDAQ-100         500 INDEX(R)
                                                         FUND                 FUND              INDEX(R)FUND               FUND
                                                    ---------------      ---------------      ----------------      ----------------
                                                    ---------------      ---------------      ----------------      ----------------

INVESTMENT INCOME:
    Interest                                        $          191     $          1,954     $           1,698     $          19,855
    Dividends                                               22,477               42,184                 2,381               353,781
                                                    ---------------      ---------------      ----------------      ----------------
                                                    ---------------      ---------------      ----------------      ----------------

    Total income                                            22,668               44,138                 4,079               373,636
                                                    ---------------      ---------------      ----------------      ----------------
                                                    ---------------      ---------------      ----------------      ----------------

EXPENSES:
    Management fees                                          6,119               30,077                 8,387               119,380
                                                    ---------------      ---------------      ----------------      ----------------
                                                    ---------------      ---------------      ----------------      ----------------

NET INVESTMENT INCOME (LOSS)                                16,549               14,061                (4,308)              254,256
                                                    ---------------      ---------------      ----------------      ----------------
                                                    ---------------      ---------------      ----------------      ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                575,367            5,873,706               898,713           (11,601,774)
    Net realized gain (loss) on futures contracts            4,230               63,260                (1,438)               74,003
    Change in net unrealized appreciation                 (516,213)          (5,117,102)           (1,057,311)           12,029,818
       (depreciation) on investments
    Change in net unrealized appreciation                   (2,810)               1,225               (70,390)              (24,290)
       (depreciation) on futures contracts
                                                    ---------------      ---------------      ----------------      ----------------
                                                    ---------------      ---------------      ----------------      ----------------

    Net realized and unrealized gain (loss)                 60,574              821,089              (230,426)              477,757
       on investments and futures contracts
                                                    ---------------      ---------------      ----------------      ----------------
                                                    ---------------      ---------------      ----------------      ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING     $       77,123     $        835,150     $        (234,734)    $         732,013
FROM OPERATIONS                                     ===============      ===============      ================      ================
                                                    ===============      ===============      ================      ================

See notes to financial statements.

THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 2004
AND YEAR ENDED OCTOBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                             ORCHARD                                   ORCHARD
                                                                          DJIA(SM) INDEX FUND                 INDEX 600 FUND
                                                                     -----------------------------    ----------------------------
                                                                     -----------------------------    ----------------------------
                                                                         2004            2003             2004           2003
                                                                     -------------   -------------    -------------  -------------
                                                                     -----------------------------    ----------------------------
                                                                              UNAUDITED                        UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $       16,549  $       55,965   $       14,061 $      285,819
     Net realized gain (loss) on investments                              575,367         (25,429)       5,873,706      5,798,347
     Net realized gain on futures contracts                                 4,230          25,818           63,260        316,966
     Change in net unrealized appreciation on investments                (516,213)        625,510       (5,117,102)    17,577,671
     Change in net unrealized appreciation (depreciation)                  (2,810)          6,410            1,225       (40,025)
        on futures contracts
                                                                     -------------   -------------    -------------  -------------
                                                                     -------------   -------------    -------------  -------------

     Net increase in net assets resulting from operations                  77,123         688,274          835,150     23,938,778
                                                                     -------------   -------------    -------------  -------------
                                                                     -------------   -------------    -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                           (30,122)        (36,115)         (73,110)      (203,904)
     From net realized gains                                                                              (164,993)
                                                                     -------------   -------------    -------------  -------------
                                                                     -------------   -------------    -------------  -------------

     Total distributions                                                  (30,122)        (36,115)        (238,103)      (203,904)
                                                                     -------------   -------------    -------------  -------------
                                                                     -------------   -------------    -------------  -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                  1,654,279       7,209,065        6,927,989     48,608,408
     Reinvestment of distributions                                         30,122          36,115          238,103        203,904
     Redemptions of shares                                             (4,036,819)     (7,112,188)     (54,791,981)  (109,355,050)
                                                                     -------------   -------------    -------------  -------------
                                                                     -------------   -------------    -------------  -------------

     Net increase (decrease) in net assets resulting                   (2,352,418)        132,992      (47,625,889)   (60,542,738)
        from share transactions
                                                                     -------------   -------------    -------------  -------------
                                                                     -------------   -------------    -------------  -------------

     Total increase (decrease) in net assets                           (2,305,417)        785,151      (47,028,842)   (36,807,864)

NET ASSETS:
     Beginning of period                                                4,003,413       3,218,262       50,148,192     86,956,056
                                                                     -------------   -------------    -------------  -------------
                                                                     -------------   -------------    -------------  -------------

     End of period  (1)                                            $    1,697,996  $    4,003,413   $    3,119,350 $   50,148,192
                                                                     =============   =============    =============  =============
                                                                     =============   =============    =============  =============

OTHER INFORMATION:

SHARES:
     Sold                                                                 178,580         914,260          533,895      4,580,273
     Issued in reinvestment of distributions                                3,339           4,590           19,094         19,453
     Redeemed                                                            (448,161)       (899,322)      (4,239,332)    (9,688,292)
                                                                     -------------   -------------    -------------  -------------
                                                                     -------------   -------------    -------------  -------------

     Net increase (decrease)                                             (266,242)         19,528       (3,686,343)    (5,088,566)
                                                                     =============   =============    =============  =============
                                                                     =============   =============    =============  =============

(1) Including undistributed net investment income                  $        6,277  $       19,850   $        3,037 $       62,086

See notes to financial statements.                                                                                     (Continued)

THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 2004
AND YEAR ENDED OCTOBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                        ORCHARD NASDAQ-100                      ORCHARD
                                                                            INDEX(R)FUND                   S&P 500 INDEX(R)FUND
                                                                   ------------------------------    ------------------------------
                                                                   ------------------------------    ------------------------------
                                                                       2004            2003              2004            2003
                                                                   --------------  --------------    --------------  --------------
                                                                   ------------------------------    ------------------------------
                                                                      UNAUDITED                         UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                 $        (4,308)$      (200,028)  $       254,256 $     5,141,699
    Net realized gain (loss) on investments                              898,713      17,605,224       (11,601,774)     11,885,160
    Net realized gain (loss) on futures contracts                         (1,438)        401,060            74,003       1,026,974
    Change in net unrealized appreciation                             (1,057,311)        952,446        12,029,818      60,176,149
       (depreciation) on investments
    Change in net unrealized appreciation                                (70,390)        (26,250)          (24,290)           (530)
       (depreciation) on futures contracts
                                                                   --------------  --------------    --------------  --------------
                                                                   --------------  --------------    --------------  --------------

    Net increase (decrease) in net assets                               (234,734)     18,732,452           732,013      78,229,452
       resulting from operations
                                                                   --------------  --------------    --------------  --------------
                                                                   --------------  --------------    --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                                          (1,837,540)     (4,210,940)
                                                                   --------------  --------------    --------------  --------------
                                                                   --------------  --------------    --------------  --------------

    Total distributions                                                        0               0        (1,837,540)     (4,210,940)
                                                                   --------------  --------------    --------------  --------------
                                                                   --------------  --------------    --------------  --------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                  6,266,477      95,110,905        20,973,891     199,574,908
    Reinvestment of distributions                                                                        1,837,540       4,210,940
    Redemptions of shares                                            (16,438,122)   (138,791,152)     (235,746,221)   (488,707,610)
                                                                   --------------  --------------    --------------  --------------
                                                                   --------------  --------------    --------------  --------------

    Net decrease in net assets resulting                             (10,171,645)    (43,680,247)     (212,934,790)   (284,921,762)
       from share transactions
                                                                   --------------  --------------    --------------  --------------
                                                                   --------------  --------------    --------------  --------------

    Total decrease in net assets                                     (10,406,379)    (24,947,795)     (214,040,317)   (210,903,250)

NET ASSETS:
    Beginning of period                                               11,959,326      36,907,121       219,099,686     430,002,936
                                                                   --------------  --------------    --------------  --------------
                                                                   --------------  --------------    --------------  --------------

    End of period  (1)                                           $     1,552,947 $    11,959,326   $     5,059,369 $   219,099,686
                                                                   ==============  ==============    ==============  ==============
                                                                   ==============  ==============    ==============  ==============

OTHER INFORMATION:

SHARES:
    Sold                                                               1,688,119      32,821,045         1,835,570      19,253,620
    Issued in reinvestment of distributions                                                                183,754         404,261
    Redeemed                                                          (4,570,138)    (44,111,778)      (20,195,970)    (44,564,612)
                                                                   --------------  --------------    --------------  --------------
                                                                   --------------  --------------    --------------  --------------

    Net decrease                                                      (2,882,019)    (11,290,733)      (18,176,646)    (24,906,731)
                                                                   ==============  ==============    ==============  ==============
                                                                   ==============  ==============    ==============  ==============

(1) Including undistributed net investment income (loss)         $        (4,308)$                 $        17,634 $     1,600,918

See notes to financial statements.                                                                                      (Concluded)

THE ORCHARD SERIES FUND

ORCHARD DJIA(SM) INDEX FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                        Six Months Ended    Year Ended October 31,        Period Ended October 31,
                                                        ---------------- --------------------------------  ----------------------
                                                                         --------------------------------  ----------------------
                                                        April 30, 2004     2003        2002         2001             2000 +
                                                        ---------------- ---------  ----------  ---------  ----------------------
                                                        ---------------- ---------  ----------  ---------  ----------------------
                                                        UNAUDITED
Net Asset Value, Beginning of Period                  $       8.85  $       7.44 $      8.10  $     9.81  $     10.00

Income from Investment Operations

Net investment income                                         0.15          0.12        0.11        0.06         0.01
Net realized and unrealized gain (loss)                       0.28          1.37       (0.59)      (1.68)       (0.20)
                                                        -----------   -----------  ----------   ---------   ----------
                                                        -----------   -----------  ----------   ---------   ----------

Total Income (Loss) From Investment Operations                0.43          1.49       (0.48)      (1.62)       (0.19)
                                                        -----------   -----------  ----------   ---------   ----------
                                                        -----------   -----------  ----------   ---------   ----------

Less Distributions

From net investment income                                   (0.16)        (0.08)      (0.14)      (0.05)
From net realized gains                                                                (0.04)      (0.04)
                                                        -----------   -----------  ----------   ---------   ----------
                                                        -----------   -----------  ----------   ---------   ----------

Total Distributions                                          (0.16)        (0.08)      (0.18)      (0.09)        0.00
                                                        -----------   -----------  ----------   ---------   ----------
                                                        -----------   -----------  ----------   ---------   ----------

Net Asset Value, End of Period                        $       9.12  $       8.85 $      7.44  $     8.10  $      9.81
                                                        ===========   ===========  ==========   =========   ==========
                                                        ===========   ===========  ==========   =========   ==========


Total Return                                                 4.90% o      20.24%      (6.28%)    (16.60%)      (1.87%)o

Net Assets, End of Period ($000)                      $      1,698  $      4,003 $     3,218  $   11,302  $     1,105

Ratio of Expenses to Average Net Assets                      0.60% *       0.60%       0.60%       0.60%        0.60% *

Ratio of Net Investment Income to Average Net Assets         1.63% *       1.60%       1.35%       1.06%        0.88% *

Portfolio Turnover Rate                                    139.69% o     117.05%     135.37%      70.37%       12.27% o


+ The portfolio commenced operations on August 28, 2000.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                                              (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                         Six Months Ended                          Year Ended October 31,
                                                        ----------------------------------------------------------------
                                                        ----------------------------------------------------------------
                                         April 30, 2004      2003          2002         2001         2000         1999
                                         ---------------  ------------   ----------   ----------   ----------  ---------
                                         ---------------  ------------   ----------   ----------   ----------  ---------
                                                 UNAUDITED

Net Asset Value, Beginning of Period   $        12.77 $        9.65  $     10.62  $     13.55  $     11.57  $     10.43

Income from Investment Operations

Net investment income                            0.22          0.04         0.02         0.02         0.02         0.02
Net realized and unrealized gain (loss)          0.76          3.10        (0.42)       (0.94)        2.61         1.17
                                         -------------  ------------   ----------   ----------   ----------   ----------
                                         -------------  ------------   ----------   ----------   ----------   ----------

Total Income (Loss) From
    Investment Operations                        0.98          3.14        (0.40)       (0.92)        2.63         1.19
                                         -------------  ------------   ----------   ----------   ----------   ----------
                                         -------------  ------------   ----------   ----------   ----------   ----------

Less Distributions

From net investment income                      (0.23)        (0.02)       (0.03)       (0.02)       (0.03)       (0.02)
From net realized gains                         (0.51)                     (0.54)       (1.99)       (0.62)       (0.03)
                                         -------------  ------------   ----------   ----------   ----------   ----------
                                         -------------  ------------   ----------   ----------   ----------   ----------

Total Distributions                             (0.74)        (0.02)       (0.57)       (2.01)       (0.65)       (0.05)
                                         -------------  ------------   ----------   ----------   ----------   ----------
                                         -------------  ------------   ----------   ----------   ----------   ----------

Net Asset Value, End of Period         $        13.01 $       12.77  $      9.65  $     10.62  $     13.55  $     11.57
                                         =============  ============   ==========   ==========   ==========   ==========
                                         =============  ============   ==========   ==========   ==========   ==========


Total Return                                    7.91% o      32.70%       (4.50%)      (7.06%)      23.75%       11.48%

Net Assets, End of Period ($000)       $        3,119 $      50,148  $    86,956  $   147,622  $   160,406  $   136,772

Ratio of Expenses to Average Net Assets         0.60% *       0.60%        0.60%        0.60%        0.60%        0.60%

Ratio of Net Investment Income to
    Average Net Assets                          0.29% *       0.35%        0.19%        0.19%        0.21%        0.30%

Portfolio Turnover Rate                        55.97% o      37.79%       31.67%       58.40%       63.52%       40.90%


o Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                                                (Continued)

THE ORCHARD SERIES FUND

ORCHARD NASDAQ-100 INDEX(R)FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                      Six Months Ended     Year Ended October 31,          Period Ended October 31,
                                                                      -------------------------------------  -----------
                                                                      -------------------------------------  -----------
                                                      April 30, 2004    2003         2002         2001        2000 +
                                                      --------------- -----------  ----------   ----------  -----------
                                                      --------------- -----------  ----------   ----------  -----------
                                                              UNAUDITED
Net Asset Value, Beginning of Period                $        3.61 $        2.53 $      3.51  $      8.36 $      10.00

Income from Investment Operations

Net investment income (loss)                                (0.01)                    (0.01)        0.01        (0.01)
Net realized and unrealized gain (loss)                      0.01          1.08       (0.97)       (4.86)       (1.63)
                                                      ------------  ------------  ----------   ----------  -----------
                                                      ------------  ------------  ----------   ----------  -----------

Total Income (Loss) From Investment Operations               0.00          1.08       (0.98)       (4.85)       (1.64)
                                                      ------------  ------------  ----------   ----------  -----------
                                                      ------------  ------------  ----------   ----------  -----------

Net Asset Value, End of Period                      $        3.61 $        3.61 $      2.53  $      3.51 $       8.36
                                                      ============  ============  ==========   ==========  ===========
                                                      ============  ============  ==========   ==========  ===========


Total Return                                                0.00% o      42.83%        (27.90%)    (58.09%)   (16.36%)o

Net Assets, End of Period ($000)                    $       1,553 $      11,959 $    36,907  $    14,495 $      1,729

Ratio of Expenses to Average Net Assets                     0.60% *       0.60%       0.60%        0.60%        0.60% *

Ratio of Net Investment Loss to Average Net Assets         (0.31%)*      (0.40%)     (0.50%)      (0.44%)      (0.40%)*

Portfolio Turnover Rate                                   297.71% o      97.73%      64.57%       41.31%       13.52% o


+ The portfolio commenced operations on August 28, 2000.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                                                (Continued)

THE ORCHARD SERIES FUND

ORCHARD S&P 500 INDEX(R)FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                         Six Months Ended      Year Ended October 31,
                                                        ----------------------------------------------------------------
                                                        ----------------------------------------------------------------
                                         April 30, 2004    2003          2002         2001         2000         1999
                                         ---------------------------   ----------   ----------   ----------   ----------
                                         ---------------------------   ----------   ----------   ----------   ----------
                                                 UNAUDITED

Net Asset Value, Beginning of Period   $        11.74 $        9.87  $     11.90  $     17.58  $     17.27  $     14.08

Income from Investment Operations

Net investment income                            2.03          0.17         0.11         0.10         0.11         0.12
Net realized and unrealized gain (loss)         (1.35)         1.80        (1.93)       (4.26)        0.82         3.36
                                         -------------  ------------   ----------   ----------   ----------   ----------
                                         -------------  ------------   ----------   ----------   ----------   ----------

Total Income (Loss) From
    Investment Operations                        0.68          1.97        (1.82)       (4.16)        0.93         3.48
                                         -------------  ------------   ----------   ----------   ----------   ----------
                                         -------------  ------------   ----------   ----------   ----------   ----------

Less Distributions

From net investment income                      (2.08)        (0.10)       (0.12)       (0.10)       (0.12)       (0.12)
From net realized gains                                                    (0.09)       (1.42)       (0.50)       (0.17)
                                         -------------  ------------   ----------   ----------   ----------   ----------
                                         -------------  ------------   ----------   ----------   ----------   ----------

Total Distributions                             (2.08)        (0.10)       (0.21)       (1.52)       (0.62)       (0.29)
                                         -------------  ------------   ----------   ----------   ----------   ----------
                                         -------------  ------------   ----------   ----------   ----------   ----------

Net Asset Value, End of Period         $        10.34 $       11.74  $      9.87  $     11.90  $     17.58  $     17.27
                                         =============  ============   ==========   ==========   ==========   ==========
                                         =============  ============   ==========   ==========   ==========   ==========


Total Return                                    6.42% o      20.06%         (15.55%)     (25.31%)    5.42%       24.92%

Net Assets, End of Period ($000)       $        5,059 $     219,100  $   430,003  $   519,021  $   704,721  $   763,050

Ratio of Expenses to Average Net Assets         0.60% *       0.60%        0.60%        0.60%        0.60%        0.60%

Ratio of Net Investment Income to
    Average Net Assets                          1.31% *       1.21%        0.94%        0.73%        0.63%        0.75%

Portfolio Turnover Rate                       630.13% o      17.23%       15.48%       14.00%       20.34%       17.09%


o Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                                                (Concluded)

The Orchard Series Fund

Orchard DJIA (TM) Index Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 11.53%
      1,176 Boeing Co                                                     50,203
      1,186 Honeywell International Inc                                   41,012
      1,197 United Technologies Corp                                     103,253
                                                                        $194,468

AUTOMOBILES --- 3.34%
      1,186 General Motors Corp                                           56,240
                                                                         $56,240

CHEMICALS --- 3.00%
      1,176 EI du Pont de Nemours & Co                                    50,509
                                                                         $50,509

COMPUTER HARDWARE & SYSTEMS --- 7.53%
      1,086 Hewlett-Packard Co                                            21,394
      1,197 International Business Machines Corp                         105,539
                                                                        $126,933

COMPUTER SOFTWARE & SERVICES --- 1.67%
      1,086 Microsoft Corp                                                28,203
                                                                         $28,203

CONGLOMERATES --- 8.26%
      1,199 3M Co                                                        103,690
      1,186 General Electric Co                                           35,521
                                                                        $139,211

ELECTRONICS - SEMICONDUCTOR --- 1.66%
      1,086 Intel Corp                                                    27,943
                                                                         $27,943

FINANCIAL SERVICES --- 5.98%
      1,177 Citigroup Inc                                                 56,602
      1,176 JP Morgan Chase & Co                                          44,218
                                                                        $100,820

FOOD & BEVERAGES --- 3.59%
      1,196 Coca-Cola Co                                                  60,482
                                                                         $60,482

GOLD, METALS & MINING --- 2.16%
      1,186 Alcoa Inc                                                     36,470
                                                                         $36,470

HOUSEHOLD GOODS --- 7.51%
      1,197 Procter & Gamble Co                                          126,583
                                                                        $126,583

INSURANCE RELATED --- 4.57%
      1,075 American International Group Inc                              77,024
                                                                         $77,024

LEISURE & ENTERTAINMENT --- 1.48%
      1,086 Walt Disney Co                                                25,011
                                                                         $25,011

MACHINERY --- 5.52%
      1,197 Caterpillar Inc                                               93,043
                                                                         $93,043

OIL & GAS --- 2.97%
      1,176 Exxon Mobil Corp                                              50,039
                                                                         $50,039

PERSONAL LOANS --- 3.47%
          0 American Express Co                                                0
      1,196 American Express Co                                           58,544
                                                                         $58,544

PHARMACEUTICALS --- 9.42%
      1,197 Johnson & Johnson                                             64,674
      1,192 Merck & Co Inc                                                56,024
      1,065 Pfizer Inc                                                    38,084
                                                                        $158,782

RESTAURANTS --- 1.75%
      1,086 McDonald's Corp                                               29,572
                                                                         $29,572

RETAIL --- 6.49%
      1,186 Home Depot Inc                                                41,735
      1,187 Wal-Mart Stores Inc                                           67,659
                                                                        $109,394

TELEPHONE & TELECOMMUNICATIONS --- 3.99%
      1,086 SBC Communications Inc                                        27,041
          0 SBC Communications Inc                                             0
      1,065 Verizon Communications                                        40,193
                                                                         $67,234

TOBACCO --- 4.11%
      1,251 Altria Group Inc                                              69,280
                                                                         $69,280

TOTAL COMMON STOCK --- 100.00%                                        $1,685,785
(Cost $1,665,063)

TOTAL ORCHARD DJIA INDEX FUND --- 100%                                $1,685,785
(Cost $1,665,063)

Legend
See Notes to Financial Statements.



The Orchard Series Fund

Orchard Index 600 Fund

BONDS

TRANSPORTATION --- .00%
      1,432 TIMCO Aviation Services Inc @                                      0
            Convertible
            8.000% January 2, 2007
                                                                              $0

TOTAL BONDS --- .00%                                                         $00
(Cost $0)

COMMON STOCK

AEROSPACE & DEFENSE --- 1.73%
        130 AAR Corp*                                                      1,320
        160 Armor Holdings Inc*                                            5,286
        150 Cubic Corp                                                     3,540
        120 Curtiss-Wright Corp                                            5,652
        150 DRS Technologies Inc*                                          4,238
        110 EDO Corp                                                       2,497
        240 Engineered Support Systems Inc                                11,671
        120 Esterline Technologies Corp*                                   2,970
        300 GenCorp Inc                                                    3,183
        100 InVision Technologies Inc*                                     4,968
         80 Kaman Corp Class A                                               994
        120 Mercury Computer Systems Inc*                                  2,688
        150 Moog Inc*                                                      4,950
        230 Teledyne Technologies Inc*                                     4,365
         90 Triumph Group Inc*                                             2,894
                                                                         $61,216

AGRICULTURE --- 0.50%
        300 Corn Products International Inc                               12,750
        210 Delta & Pine Land Co                                           5,095
                                                                         $17,845

AIR FREIGHT --- 0.27%
        300 EGL Inc*                                                       5,562
        120 Forward Air Corp*                                              3,994
                                                                          $9,556

AIRLINES --- 0.30%
        210 Atlantic Coast Airlines Holdings Inc*                          1,376
        150 Frontier Airlines Inc*                                         1,362
        130 Mesa Air Group Inc*                                              919
        380 SkyWest Inc                                                    6,916
                                                                         $10,573

AUTO PARTS & EQUIPMENT --- 0.11%
         90 Intermet Corp                                                    365
         40 Midas Inc*                                                       730
         60 Standard Motor Products Inc                                      876
        370 Tower Automotive Inc*                                          1,894
                                                                          $3,865

AUTOMOBILES --- 0.25%
         40 Coachmen Industries Inc                                          637
        270 Fleetwood Enterprises Inc*                                     3,915
        160 Monaco Coach Corp                                              4,171
                                                                          $8,723

BANKS --- 5.00%
        140 Boston Private Financial Holdings Inc                          3,262
        210 Chittenden Corp                                                6,388
        310 Community First Bankshares Inc                                 9,976
        240 East West Bancorp Inc                                         13,519
        330 First BanCorp                                                 12,164
        360 First Midwest Bancorp Inc                                     12,150
         80 First Republic Bank                                            3,048
        270 Gold Banc Corp Inc                                             4,417
        350 Hudson United Bancorp                                         12,506
        160 Irwin Financial Corp                                           3,784
        140 Provident Bankshares Corp                                      3,944
        410 Republic Bancorp Inc                                           5,334
        210 Riggs National Corp                                            3,799
        380 South Finanical Group Inc                                     10,526
        290 Southwest Bancorp of Texas Inc                                11,794
        300 Sterling Bancshares Inc                                        3,813
        220 Susquehanna Bancshares Inc                                     5,148
        470 TrustCo Bank Corp NY                                           5,927
        350 UCBH Holdings Inc                                             12,957
        210 Umpqua Holdings Corp                                           3,980
        350 United Bankshares Inc                                         10,504
        330 Whitney Holding Corp                                          13,530
        110 Wintrust Financial Corp                                        5,224
                                                                        $177,694

BIOTECHNOLOGY --- 1.12%
        110 ArQule Inc*                                                      730
        120 Enzo Biochem Inc*                                              1,747
        300 IDEXX Laboratories Inc*                                       18,378
        360 Regeneron Pharmaceuticals Inc*                                 4,511
        390 Savient Pharmaceuticals Inc*                                   1,463
        330 Techne Corp*                                                  12,857
                                                                         $39,686

BUILDING MATERIALS --- 1.35%
        100 Apogee Enterprises Inc                                         1,114
        110 ElkCorp                                                        3,049
        340 Florida Rock Industries Inc                                   13,529
        220 Griffon Corp*                                                  4,829
        380 Lennox International Inc                                       6,350
        240 Simpson Manufacturing Co Inc                                  12,518
        120 Texas Industries Inc                                           4,045
        100 Universal Forest Products Inc                                  2,709
                                                                         $48,143

CHEMICALS --- 1.37%
        220 A Schulman Inc                                                 4,400
        130 Arch Chemicals Inc                                             3,797
        200 Cambrex Corp                                                   4,944
        280 Georgia Gulf Corp                                              8,921
        160 HB Fuller Co                                                   4,384
        200 Headwaters Inc*                                                4,598
        170 MacDermid Inc                                                  5,505
         30 Material Sciences Corp*                                          291
        160 OM Group Inc*                                                  4,072
        180 Omnova Solutions Inc*                                            855
         50 Penford Corp                                                     817
        570 PolyOne Corp*                                                  3,899
         50 Quaker Chemical Corp                                           1,263
        130 Wellman Inc                                                    1,052
                                                                         $48,798

COMMUNICATIONS - EQUIPMENT --- 0.93%
        660 Adaptec Inc*                                                   5,161
         80 Audiovox Corp Class A*                                         1,208
         60 Bel Fuse Inc Class B                                           1,853
        100 Black Box Corp                                                 5,095
         20 Brooktrout Inc*                                                  203
        260 C-COR.net Corp*                                                2,361
        280 Cable Design Technologies Corp*                                2,388
         70 Digi International Inc*                                          680
        440 Harmonic Inc*                                                  2,908
        140 Inter-Tel Inc                                                  3,352
         80 Network Equipment Technologies Inc*                              684
         70 PC-Tel Inc*                                                      776
         40 SCM Microsystems Inc*                                            251
        300 SymmetriCom Inc*                                               2,403
         30 Tollgrade Communications Inc*                                    365
        150 ViaSat Inc*                                                    3,297
                                                                         $32,985

COMPUTER HARDWARE & SYSTEMS --- 0.57%
        270 Avid Technology Inc*                                          12,952
        150 Hutchinson Technology Inc*                                     3,689
        420 Pinnacle Systems Inc*                                          3,305
         30 SBS Technologies Inc*                                            447
                                                                         $20,393

COMPUTER SOFTWARE & SERVICES --- 3.88%
         90 ANSYS Inc*                                                     3,335
        110 BARRA Inc                                                      4,494
        260 CACI International Inc Class A*                               11,830
        310 CIBER Inc*                                                     2,714
        130 Captaris Inc*                                                    719
         20 Catapult Communications Corp*                                    377
        100 Concord Communications Inc*                                    1,225
         50 EPIQ Systems Inc*                                                713
        290 FactSet Research Systems Inc                                  11,530
        210 FileNET Corp*                                                  5,767
        230 Hyperion Solutions Corp*                                       8,827
        110 JDA Software Group Inc*                                        1,444
        270 Kronos Inc*                                                    9,850
        120 MAXIMUS Inc*                                                   4,200
        100 MICROS Systems Inc*                                            4,387
         90 MRO Software Inc*                                              1,200
        230 ManTech International Corp*                                    5,773
        170 Manhattan Associates Inc*                                      4,568
         40 MapInfo Corp*                                                    442
        360 Midway Games Inc*                                              2,981
        130 NYFIX Inc*                                                       650
        250 Netegrity Inc*                                                 2,100
         90 Phoenix Technologies Ltd*                                        511
        250 Progress Software Corp*                                        5,125
         40 QRS Corp*                                                        209
        110 Radiant Systems Inc*                                             490
        160 Roxio Inc*                                                       624
        270 SERENA Software Inc*                                           4,798
        100 SPSS Inc*                                                      1,422
          5 SafeNet Inc*                                                     113
         80 TALX Corp                                                      1,858
        270 THQ Inc*                                                       5,006
        350 Take-Two Interactive Software Inc*                            10,112
        160 Verity Inc*                                                    1,984
        290 WebEx Communications Inc*                                      6,508
        130 Websense Inc*                                                  3,835
        210 Zix Corp*                                                      3,146
        130 j2 Global Communications Inc*                                  3,011
                                                                        $137,878

CONGLOMERATES --- 0.15%
         70 Standex International Corp                                     1,883
        260 Tredegar Corp                                                  3,455
                                                                          $5,338

CONTAINERS --- 0.38%
        300 AptarGroup Inc                                                11,790
        120 Myers Industries Inc                                           1,693
                                                                         $13,483

COSMETICS & PERSONAL CARE --- 0.45%
        420 NBTY Inc*                                                     15,607
         30 Nature's Sunshine Products Inc                                   435
                                                                         $16,042

DISTRIBUTORS --- 1.54%
         60 Advanced Marketing Services Inc                                  596
        110 Applied Industrial Technologies Inc                            2,891
        230 Hughes Supply Inc                                             12,855
         50 Lawson Products Inc                                            1,743
         70 Nash-Finch Co                                                  1,447
        270 Owens & Minor Inc                                              6,561
        360 Performance Food Group Co*                                    12,647
        240 Priority Healthcare Corp*                                      4,812
        220 United Natural Foods Inc*                                      5,511
        200 Watsco Inc                                                     5,830
                                                                         $54,893

ELECTRIC COMPANIES --- 0.70%
         90 CH Energy Group Inc                                            4,167
         70 Central Vermont Public Service Corp                            1,411
        320 Cleco Corp                                                     5,744
        320 El Paso Electric Co*                                           4,528
         30 Green Mountain Power Corp                                        767
         80 UIL Holdings Corp                                              3,614
        190 UniSource Energy Corp                                          4,642
                                                                         $24,873

ELECTRONIC INSTRUMENT & EQUIP --- 4.90%
        160 AO Smith Corp                                                  4,784
        290 Acuity Brands Inc                                              7,096
        420 Aeroflex Inc*                                                  5,284
        130 Agilysys Inc                                                   1,525
        300 Anixter International Inc                                      8,790
        170 Artesyn Technologies Inc*                                      1,566
         80 BEI Technologies Inc                                           1,686
        180 Baldor Electric Co                                             4,064
        100 Bell Microproducts Inc*                                          652
        230 Benchmark Electronics Inc*                                     6,218
        140 C&D Technologies Inc                                           2,170
        150 CTS Corp                                                       1,959
        240 Checkpoint Systems Inc*                                        3,857
        350 Cognex Corp                                                   11,123
        170 Coherent Inc*                                                  4,157
        100 Daktronics Inc*                                                2,123
        160 Electro Scientific Industries Inc*                             3,270
        290 Flir Systems Inc*                                             13,604
        120 Global Imaging Systems Inc*                                    4,154
         90 Intermagnetics General Corp*                                   2,207
        170 Itron Inc*                                                     3,635
         90 Keithley Instruments Inc                                       1,877
        200 Littelfuse Inc*                                                7,680
        110 MagneTek Inc*                                                    759
        150 Methode Electronics Inc Class A                                1,701
        110 Park Electrochemical Corp                                      2,593
        270 Paxar Corp*                                                    4,450
         90 Photon Dynamics Inc*                                           2,790
         30 Planar Systems Inc*                                              366
        100 RadiSys Corp*                                                  1,867
        140 Regal-Beloit Corp                                              2,801
         90 Rogers Corp*                                                   5,373
        300 Roper Industries Inc                                          14,565
        100 ScanSource Inc                                                 5,523
        280 Technitrol Inc*                                                5,956
        385 Trimble Navigation Ltd*                                        9,644
        160 Veeco Instruments Inc*                                         3,640
        290 Vicor Corp*                                                    4,031
         60 Woodward Governor Co                                           3,740
         70 X-Rite Inc                                                       944
                                                                        $174,224

ELECTRONICS - SEMICONDUCTOR --- 2.62%
        170 ATMI Inc*                                                      3,754
        140 Actel Corp                                                     2,789
        180 Advanced Energy Industries Inc*                                2,383
        150 Alliance Semiconductor Corp*                                     869
        610 Axcelis Technologies Inc*                                      6,411
        240 Brooks Automation Inc*                                         3,994
        120 Cohu Inc                                                       2,100
        300 Cymer Inc*                                                     9,594
        160 DSP Group Inc*                                                 3,965
        100 DuPont Photomasks Inc*                                         2,068
        170 ESS Technology Inc*                                            1,822
        280 Exar Corp*                                                     4,273
        190 FEI Co*                                                        3,796
        150 Helix Technology Corp                                          2,640
        440 Kopin Corp*                                                    2,191
        330 Kulicke & Soffa Industries Inc*                                3,277
        320 Microsemi Corp*                                                3,478
        100 Pericom Semiconductor Corp*                                    1,055
        230 Photronics Inc*                                                3,425
        170 Power Integrations Inc*                                        4,187
         90 Rudolph Technologies Inc*                                      1,446
        940 Skywork Solutions Inc*                                         8,046
        100 Standard Microsystems Corp*                                    2,384
         70 Supertex Inc*                                                  1,065
         70 Three-Five Systems Inc*                                          356
        130 Ultratech  Inc*                                                2,094
        300 Varian Semiconductor Equipment Associates Inc*                 9,768
                                                                         $93,230

ENGINEERING & CONSTRUCTION --- 0.65%
         80 EMCOR Group Inc*                                               3,272
        200 Insituform Technologies Inc Class A*                           3,248
        380 Shaw Group Inc*                                                4,560
        360 Tetra Tech Inc*                                                5,980
        240 URS Corp*                                                      6,199
                                                                         $23,259

FINANCIAL SERVICES --- 2.51%
        130 Anchor Bancorp Wisconsin Inc                                   3,156
        380 Brookline Bancorp Inc                                          5,381
        290 Commercial Federal Corp                                        7,441
        210 Dime Community Bancshares                                      3,591
        260 Downey Financial Corp                                         12,545
        100 Financial Federal Corp*                                        3,130
        100 FirstFed Financial Corp*                                       4,042
        390 Flagstar Bancorp Inc                                           7,968
        290 MAF Bancorp Inc                                               11,847
        300 New Century Financial Corp                                    12,729
        240 Seacoast Financial Services Corp                               7,762
        100 Sterling Financial Corp*                                       3,301
        240 Waypoint Financial Corp                                        6,211
                                                                         $89,104

FOOD & BEVERAGES --- 0.84%
        100 American Italian Pasta Co Class A                              3,096
        300 Flowers Foods Inc                                              7,347
        240 Hain Celestial Group Inc*                                      4,752
        160 International Multifoods Corp*                                 3,976
         50 J&J Snack Foods Corp*                                          1,912
        210 Lance Inc                                                      3,173
        160 Ralcorp Holdings Inc*                                          5,570
                                                                         $29,826

GOLD, METALS & MINING --- 1.24%
         40 AM Castle & Co*                                                  374
         40 Brush Engineered Materials Inc*                                  647
        200 Carpenter Technology Corp*                                     5,462
        220 Century Aluminum Co*                                           4,356
         60 Cleveland-Cliffs Inc*                                          2,843
        160 Commercial Metals Co                                           4,192
         40 Commonwealth Industries Inc                                      316
         40 IMCO Recycling Inc*                                              354
        470 Massey Energy Co                                              11,007
         90 Quanex Corp                                                    3,672
         70 RTI International Metals Inc*                                  1,026
         90 Ryerson Tull Inc                                               1,057
        320 Steel Dynamics Inc*                                            7,702
         50 Steel Technologies Inc                                           965
                                                                         $43,973

HEALTH CARE RELATED --- 4.48%
        140 AMERIGROUP Corp*                                               5,811
        370 Accredo Health Inc*                                           14,301
        165 AmSurg Corp*                                                   3,988
        180 American Healthways Inc*                                       4,361
        110 Centene Corp*                                                  3,685
        300 Cerner Corp*                                                  12,846
        230 Cross Country Healthcare Inc*                                  3,793
         60 Cryolife Inc                                                     343
         20 Curative Health Services Inc*                                    232
        280 Dendrite International Inc*                                    4,799
        410 Hooper Holmes Inc                                              2,259
        200 NDCHealth Corp                                                 4,574
        200 Odyssey Healthcare Inc*                                        3,362
        330 Orthodontic Centers of America Inc*                            2,366
        200 PAREXEL International Corp*                                    3,908
        230 Pediatrix Medical Group Inc*                                  16,445
        370 Pharmaceutical Product Development Inc*                       10,941
        320 Province Healthcare Co*                                        5,117
         90 RehabCare Group Inc*                                           1,841
        370 Renal Care Group Inc*                                         18,308
        160 Sierra Health Services Inc*                                    5,944
        110 Sunrise Senior Living Inc*                                     3,476
        520 US Oncology Inc*                                               7,748
        221 United Health Group Inc                                       13,587
        150 United Surgical Partners International Inc*                    5,433
                                                                        $159,468

HOMEBUILDING --- 3.04%
        380 Champion Enterprises Inc*                                      4,138
        287 MDC Holdings Inc                                              17,734
        100 Meritage Corp*                                                 6,785
        140 NVR Inc*                                                      63,119
         50 Skyline Corp                                                   2,137
        280 Standard Pacific Corp                                         14,123
                                                                        $108,036

HOTELS/MOTELS --- 0.18%
        220 Marcus Corp                                                    3,564
        300 Prime Hospitality Corp*                                        3,015
                                                                          $6,579

HOUSEHOLD GOODS --- 1.00%
         80 Applica Inc*                                                     898
         20 Bassett Furniture Industries Inc                                 359
         20 Department 56 Inc*                                               321
         30 Enesco Group Inc*                                                389
        310 Ethan Allen Interiors Inc                                     12,887
        120 Fedders Corp                                                     649
        340 Interface Inc*                                                 2,900
        350 La-Z-Boy Inc                                                   7,294
         80 Libbey Inc                                                     2,094
         40 National Presto Industries Inc                                 1,628
        120 Russ Berrie & Co Inc                                           3,424
         10 Salton Inc*                                                       91
         90 WD-40 Co                                                       2,732
                                                                         $35,666

INSURANCE RELATED --- 2.20%
        270 Delphi Financial Group Inc Class A                            10,843
        480 Fremont General Corp                                          10,344
        300 Hilb Rogal & Hamilton Co                                      10,755
        100 LandAmerica Financial Group Inc                                4,121
        220 Philadelphia Consolidated Holding Corp*                       12,703
        120 Presidential Life Corp                                         1,931
        140 RLI Corp                                                       4,865
         10 SCPIE Holdings Inc                                                83
        250 Selective Insurance Group Inc                                  8,940
        100 Stewart Information Services Corp                              3,550
        310 UICI*                                                          5,366
        110 Zenith National Insurance Corp                                 4,743
                                                                         $78,244

INVESTMENT BANK/BROKERAGE FIRM --- 0.29%
        300 Investment Technology Group Inc*                               4,299
        110 Piper Jaffray Cos Inc*                                         5,326
         50 SWS Group Inc                                                    812
                                                                         $10,437

LEISURE & ENTERTAINMENT --- 2.27%
         80 4Kids Entertainment Inc*                                       1,748
         50 Action Performance Cos Inc                                       784
        120 Arctic Cat Inc                                                 2,850
        260 Argosy Gaming Corp*                                            9,669
        190 Aztar Corp*                                                    4,921
        140 Bally Total Fitness*                                             577
        190 JAKKS Pacific Inc*                                             3,300
        240 K2 Inc*                                                        3,518
         60 Meade Instruments Corp*                                          213
        200 Multimedia Games Inc*                                          4,456
        230 Nautilus Group Inc                                             3,698
        200 Pinnacle Entertainment Inc*                                    2,284
        340 Polaris Industries Inc                                        14,586
        300 SCP Pool Corp*                                                12,063
        135 Shuffle Master Inc*                                            4,421
        100 Sturm Ruger & Co Inc                                           1,091
        170 WMS Industries Inc*                                            4,801
        200 Winnebago Industries Inc                                       5,766
                                                                         $80,746

MACHINERY --- 4.51%
        190 Albany International Corp Class A                              5,795
         60 Astec Industries Inc*                                          1,071
        130 Barnes Group Inc                                               3,543
        220 Briggs & Stratton Corp                                        15,400
        240 CLARCOR Inc                                                   10,565
         90 CUNO Inc*                                                      3,965
        120 Dionex Corp*                                                   6,124
         90 Gardner Denver Inc*                                            2,360
        290 IDEX Corp                                                     13,703
        290 JLG Industries Inc                                             4,289
        160 Kaydon Corp                                                    4,475
         70 Lindsay Manufacturing Co                                       1,656
         40 Lydall Inc*                                                      390
        150 Manitowoc Co Inc                                               4,562
        250 Milacron Inc                                                     983
        290 Mueller Industries Inc                                         9,730
        300 Oshkosh Truck Corp                                            15,360
        180 Reliance Steel & Aluminum Co                                   5,945
        130 Robbins & Myers Inc                                            2,842
        210 Stewart & Stevenson Services Inc                               3,356
        100 Thomas Industries Inc                                          3,375
        550 Timken Co                                                     12,134
        240 Toro Co                                                       13,956
        130 Valmont Industries Inc                                         2,665
        250 Wabash National Corp*                                          6,353
        230 Watts Water Technologies Inc                                   5,633
         20 Wolverine Tube Inc*                                              244
                                                                        $160,474

MANUFACTURING --- 0.07%
        140 Belden Inc                                                     2,449
                                                                          $2,449

MEDICAL PRODUCTS --- 5.04%
        220 Advanced Medical Optics Inc*                                   6,939
        190 American Medical Systems Holdings Inc*                         4,932
         80 Analogic Corp                                                  3,788
        120 ArthroCare Corp*                                               2,821
        100 BioLase Technology Inc*                                        1,288
         90 Biosite Inc*                                                   3,566
        160 CONMED Corp*                                                   3,949
        280 Cooper Cos Inc                                                15,120
        200 Cyberonics Inc*                                                4,738
         80 Datascope Corp                                                 2,650
        260 Diagnostic Products Corp                                      11,092
        140 Haemonetics Corp*                                              3,952
        160 Hologic Inc*                                                   3,208
         80 ICU Medical Inc*                                               2,670
        100 Immucor Inc*                                                   2,465
        300 Inamed Corp*                                                  17,652
        150 Integra LifeSciences Holdings*                                 4,800
        270 Invacare Corp                                                 10,754
        310 Mentor Corp                                                    9,827
        100 Merit Medical Systems Inc*                                     1,571
         50 Osteotech Inc*                                                   332
        140 PolyMedica Corp                                                3,898
        150 Possis Medical inc*                                            3,815
        290 ResMed Inc*                                                   14,291
        300 Respironics Inc*                                              15,723
        220 Sola International Inc*                                        4,514
        100 SurModics Inc*                                                 2,238
        220 Sybron Dental Specialties Inc*                                 6,435
        120 Theragenics Corp*                                                629
        170 Viasys Healthcare Inc*                                         3,298
         70 Vital Signs Inc                                                2,249
        120 Wilson Greatbatch Technologies Inc*                            4,140
                                                                        $179,344

OFFICE EQUIPMENT & SUPPLIES --- 0.57%
         30 AT Cross Co Class A*                                             176
        130 Brady Corp Class A                                             5,052
         70 Gerber Scientific Inc*                                           420
         90 Imagistics International Inc*                                  3,644
        290 United Stationers Inc*                                        11,020
                                                                         $20,312

OIL & GAS --- 5.04%
         80 Atwood Oceanics Inc*                                           2,932
        280 Cabot Oil & Gas Corp Class A                                   9,996
        210 Cal Dive International Inc*                                    5,678
         90 Carbo Ceramics Inc                                             5,821
        330 Cimarex Energy Co*                                             9,105
         50 Dril-Quip Inc*                                                   859
        340 Evergreen Resources Inc*                                      13,644
        200 Frontier Oil Corp                                              3,556
        130 Hydril Co*                                                     3,310
        340 Input/Output Inc*                                              2,683
        210 Lone Star Technologies Inc*                                    4,305
        290 Maverick Tube Corp*                                            6,563
        110 Nuevo Energy Co*                                               3,795
        140 Oceaneering International Inc*                                 3,920
        180 Offshore Logistics Inc*                                        3,951
        480 Patina Oil & Gas Corp                                         13,344
        180 Plains Resources Inc*                                          3,244
         70 Prima Energy Corp*                                             2,599
        200 Remington Oil & Gas Corp*                                      4,380
        110 SEACOR SMIT Inc*                                               4,563
        290 Spinnaker Exploration Co*                                     10,344
        160 St Mary Land & Exploration Co                                  5,784
        250 Stone Energy Corp*                                            12,300
        200 Swift Energy Co*                                               4,338
        310 Tom Brown Inc*                                                14,843
        300 Unit Corp*                                                     8,475
        240 Veritas DGC Inc*                                               4,903
        410 Vintage Petroleum Inc                                          6,179
        200 W-H Energy Services Inc*                                       3,676
                                                                        $179,090

PAPER & FOREST PRODUCTS --- 0.52%
        160 Buckeye Technologies Inc*                                      1,680
        110 Caraustar Industries Inc*                                      1,392
         90 Chesapeake Corp                                                2,044
         70 Deltic Timber Corp                                             2,381
         40 Pope & Talbot Inc                                                664
        250 Rock-Tenn Co Class A                                           3,725
         80 Schweitzer-Mauduit International Inc                           2,479
        300 Wausau-Mosinee Paper Corp*                                     4,209
                                                                         $18,574

PERSONAL LOANS --- 0.15%
        210 Cash America International Inc                                 4,492
         90 Rewards Network Inc*                                             883
                                                                          $5,375

PHARMACEUTICALS --- 1.35%
        340 Alpharma Inc Class A                                           7,388
         80 CIMA Labs Inc*                                                 2,531
        280 MGI Pharma Inc*                                               17,310
        400 Medicis Pharmaceutical Corp Class A                           17,168
        180 Noven Pharmaceuticals Inc*                                     3,535
                                                                         $47,932

PHOTOGRAPHY/IMAGING --- 0.02%
        110 Concord Camera Corp*                                             556
                                                                            $556

POLLUTION CONTROL --- 0.42%
        200 Ionics Inc*                                                    4,614
        260 Waste Connections Inc*                                        10,470
                                                                         $15,084

PRINTING & PUBLISHING --- 0.59%
        240 Bowne & Co Inc                                                 4,063
         80 Consolidated Graphics Inc*                                     2,986
        120 Information Holdings Inc*                                      2,982
        160 John H Harland Co                                              4,930
         70 New England Business Service Inc                               2,430
        110 Standard Register Co                                           1,621
         80 Thomas Nelson Inc                                              2,093
                                                                         $21,105

RAILROADS --- 0.16%
        400 Kansas City Southern*                                          5,540
                                                                          $5,540

REAL ESTATE --- 1.78%
        280 Capital Automotive REIT                                        7,876
        150 Colonial Properties Trust REIT                                 5,292
        300 Commercial Net Lease Realty Inc REIT                           4,977
        230 Essex Property Trust REIT                                     14,019
        160 Gables Residential Trust REIT                                  5,088
        210 Glenborough Realty Trust Inc REIT                              3,946
        160 Kilroy Realty Corp REIT                                        5,016
        280 Lexington Corporate Properties Trust REIT                      5,177
        360 Shurgard Storage Centers Inc REIT                             11,988
                                                                         $63,379

RESTAURANTS --- 2.46%
        325 CEC Entertainment Inc*                                        11,105
        120 IHOP Corp                                                      4,458
        200 Jack In The Box Inc*                                           5,416
        150 Landry's Seafood Restaurants Inc                               5,022
        120 Lone Star Steakhouse & Saloon Inc                              3,690
        170 O'Charley's Inc*                                               3,211
        240 PF Changs China Bistro Inc*                                   11,726
        270 Panera Bread Co Class A*                                      11,035
        100 Papa John's International Inc*                                 3,345
        190 Rare Hospitality International Inc*                            5,200
        290 Ryan's Family Steak Houses Inc*                                5,261
        320 Sonic Corp*                                                   10,326
        200 Steak N Shake Co*                                              3,770
        380 Triarc Cos Inc                                                 3,971
                                                                         $87,536

RETAIL --- 5.66%
        180 Aaron Rents Inc                                                5,213
         20 Building Materials Holding Corp                                  329
        300 Burlington Coat Factory Warehouse Corp                         5,688
        330 Casey's General Stores Inc                                     5,465
        110 Cato Corp Class A                                              2,202
        150 Children's Place*                                              3,951
        260 Christopher & Banks Corp                                       4,651
        120 Cost Plus Inc*                                                 4,344
        210 Dress Barn Inc*                                                3,532
         90 Duane Reade Inc*                                               1,502
        140 Electronics Boutique Holdings Corp*                            3,787
        220 Freds Inc                                                      4,085
        170 Genesco Inc*                                                   3,783
        130 Goody's Family Clothing Inc                                    1,624
        170 Great Atlantic & Pacific Tea Co Inc*                           1,360
        130 Group 1 Automotive Inc*                                        4,493
        230 Guitar Center*                                                 9,550
        220 Gymboree Corp*                                                 3,883
         60 Hancock Fabrics Inc                                              892
        120 Haverty Furniture Inc                                          2,168
        200 Hibbett Sporting Goods Inc*                                    4,856
        270 Hot Topic Inc*                                                 6,010
        310 Insight Enterprises Inc*                                       5,189
        160 J Jill Group Inc*                                              3,389
        120 Jo-Ann Stores Inc*                                             3,392
        350 Linens 'n Things Inc*                                         11,354
        200 Longs Drug Stores Corp                                         3,920
        270 Men's Wearhouse Inc*                                           6,882
        230 Movie Gallery Inc                                              4,467
        490 Pacific Sunwear of California Inc*                            10,520
        360 Pep Boys - Manny Moe & Jack                                    9,889
        200 Select Comfort Corp*                                           4,848
        110 ShopKo Stores Inc*                                             1,459
        280 Stein Mart Inc*                                                3,562
        120 TBC Corp*                                                      3,353
        240 Too Inc*                                                       4,210
        310 Tractor Supply Co*                                            12,109
         30 Ultimate Electronics Inc*                                        128
        320 Urban Outfitters Inc*                                         14,774
        120 Wet Seal Inc Class A*                                            661
        250 Zale Corp*                                                    13,980
                                                                        $201,454

SAVINGS & LOANS --- 0.13%
        170 BankUnited Financial Corp*                                     4,493
                                                                          $4,493

SHOES --- 0.48%
        100 Brown Shoe Co Inc                                              3,658
        200 K-Swiss Inc                                                    3,902
        170 Stride Rite Corp                                               1,824
        280 Wolverine World Wide Inc                                       7,526
                                                                         $16,910

SPECIALIZED SERVICES --- 3.34%
        330 ABM Industries Inc                                             6,092
        170 ADVO Inc                                                       5,338
        200 Administaff Inc*                                               3,500
         50 Angelica Corp                                                  1,150
        270 Arbitron Inc*                                                 10,058
        110 CDI Corp                                                       3,549
         50 CPI Corp                                                         767
         80 Carreker Corp*                                                   582
        250 Central Parking Corp                                           4,773
         70 Coinstar Inc*                                                  1,209
        120 G&K Services Inc Class A                                       4,548
        310 Global Payments Inc                                           14,874
        100 Heidrick & Struggles International Inc*                        2,483
         10 Insurance Auto Auctions Inc*                                     157
         90 Intrado Inc*                                                   1,547
        290 Kroll Inc*                                                     8,596
        280 Labor Ready Inc*                                               3,539
         60 MemberWorks Inc*                                               1,771
         80 Mobile Mini Inc*                                               1,540
        200 NCO Group Inc*                                                 4,540
         90 On Assignment Inc*                                               459
        400 PRG-Schultz International Inc*                                 1,880
         90 Pegasus Solutions Inc*                                           963
        100 Pre-Paid Legal Services Inc*                                   2,500
         60 Roto-Rooter Inc                                                2,904
         90 SOURCECORP Inc*                                                2,312
        110 School Specialty Inc*                                          3,919
        390 Spherion Corp*                                                 3,842
         80 StarTek Inc                                                    2,596
        120 Tetra Technologies Inc*                                        2,869
         90 Volt Information Sciences Inc*                                 2,323
        240 Watson Wyatt & Co Holdings*                                    6,295
        320 eFunds Corp*                                                   5,139
                                                                        $118,614

TELEPHONE & TELECOMMUNICATIONS --- 0.26%
         50 Boston Communications Group Inc*                                 538
        130 Commonwealth Telephone Enterprises Inc*                        5,416
        370 General Communication Inc Class A*                             3,293
                                                                          $9,247

TEXTILES --- 1.11%
         20 Ashworth Inc*                                                    170
        490 Fossil Inc*                                                   12,000
         40 Haggar Corp                                                      786
        150 Kellwood Co                                                    5,919
         70 OshKosh B'Gosh Inc Class A                                     1,618
         90 Oxford Industries Inc                                          3,508
        220 Phillips-Van Heusen Corp                                       3,975
        360 Quiksilver Inc*                                                7,787
        230 Russell Corp                                                   3,825
                                                                         $39,588

TOBACCO --- 0.06%
        300 DIMON Inc                                                      2,079
                                                                          $2,079

TRANSPORTATION --- 1.44%
        140 Arkansas Best Corp                                             3,639
        330 Heartland Express Inc                                          8,102
        140 Kirby Corp*                                                    4,830
        210 Knight Transportation Inc*                                     5,410
        270 Landstar System Inc*                                          12,139
        150 USF Corp                                                       4,988
        360 Yellow Roadway Corp*                                          12,258
                                                                         $51,366

UTILITIES --- 2.44%
        330 Atmos Energy Corp                                              8,131
        320 Avista Corp                                                    5,408
         60 Cascade Natural Gas Corp                                       1,232
        300 Energen Corp                                                  12,405
        110 Laclede Group Inc                                              3,035
         40 NUI Corp                                                         666
        250 New Jersey Resources Corp                                      9,528
        150 Northwest Natural Gas Co                                       4,410
        290 Piedmont Natural Gas Co Inc                                   11,745
        460 Southern Union Co*                                             9,044
        190 Southwest Gas Corp                                             4,332
        250 Southwestern Energy Co*                                        6,288
        340 UGI Corp                                                      10,710
                                                                         $86,934

WATER --- 0.06%
         90 American States Water Co                                       2,084
                                                                          $2,084

TOTAL COMMON STOCK --- 84.48%                                         $3,004,295
(Cost $3,001,597)

SHORT-TERM INVESTMENTS

    552,000 Federal Home Loan Bank                                       551,975
               .811%, May 3, 2004

TOTAL SHORT-TERM INVESTMENTS --- 15.52%                                 $551,975
(Cost $551,975)

TOTAL ORCHARD INDEX 600 FUND --- 100%                                 $3,556,270
(Cost %3,553,572)

Legend
* Non-income Producing Security
@ Security has no market value at April 30, 2004.
See Notes to Financial Statements.


The Orchard Series Fund

Orchard Nasdaq - 100 Index (R) Fund

COMMON STOCK

AIR FREIGHT --- 0.50%
         80 CH Robinson Worldwide Inc                                      3,283
        120 Expeditors International of Washington Inc                     4,823
                                                                          $8,106

AUTO PARTS & EQUIPMENT --- 0.19%
         80 Gentex Corp                                                    3,146
                                                                          $3,146

BIOTECHNOLOGY --- 8.50%
        720 Amgen Inc*                                                    40,514
        460 Biogen Idec Inc*                                              27,140
         80 Cephalon Inc*                                                  4,553
        320 Chiron Corp*                                                  14,848
        350 Genzyme Corp*                                                 15,246
        270 Gilead Sciences Inc*                                          16,424
         80 Invitrogen Corp*                                               5,778
        280 MedImmune Inc*                                                 6,787
        380 Millennium Pharmaceuticals Inc*                                5,696
                                                                        $136,986

BROADCAST/MEDIA --- 3.78%
      1,130 Comcast Corp*                                                 34,013
        310 EchoStar Communications Corp Class A*                         10,289
        230 PanAmSat Corp*                                                 5,308
        130 Research in Motion Ltd*                                       11,279
                                                                         $60,889

CHEMICALS --- 0.39%
        110 Sigma-Aldrich Corp                                             6,230
                                                                          $6,230

COMMUNICATIONS - EQUIPMENT --- 5.42%
        220 Comverse Technology Inc*                                       3,599
      1,920 JDS Uniphase Corp*                                             5,837
        110 QLogic Corp*                                                   2,969
      1,160 QUALCOMM Inc                                                  72,454
        280 Tellabs Inc*                                                   2,444
                                                                         $87,303

COMPUTER HARDWARE & SYSTEMS --- 4.51%
        620 Apple Computer Inc*                                           15,953
      1,120 Dell Inc*                                                     38,875
        430 Network Appliance Inc*                                         8,007
        140 Sandisk Corp*                                                  3,235
      1,690 Sun Microsystems Inc*                                          6,591
                                                                         $72,661

COMPUTER SOFTWARE & SERVICES --- 28.79%
        240 ATI Technologies Inc*                                          3,492
        270 Adobe Systems Inc                                             11,162
        400 BEA Systems Inc*                                               4,564
        290 Check Point Software Technologies Ltd*                         6,795
      2,930 Cisco Systems Inc*                                            61,149
        210 Citrix Systems Inc*                                            4,001
        280 Compuware Corp*                                                2,142
        380 Electronic Arts Inc*                                          19,236
        290 Fiserv Inc*                                                   10,602
        890 InterActiveCorp*                                              28,364
        300 Intuit Inc*                                                   12,741
        310 Juniper Networks Inc*                                          6,783
        100 Mercury Interactive Corp*                                      4,255
      4,400 Microsoft Corp                                               114,268
      2,560 Oracle Corp*                                                  28,723
        430 Paychex Inc                                                   16,030
        600 PeopleSoft Inc*                                               10,128
         90 Pixar Inc*                                                     6,147
        690 Siebel Systems Inc*                                            7,093
        370 Symantec Corp*                                                16,669
        180 Synopsys Inc*                                                  4,811
        500 VERITAS Software Corp*                                        13,335
        270 VeriSign Inc*                                                  4,355
        410 Yahoo! Inc*                                                   20,689
        580 eBay Inc*                                                     46,296
                                                                        $463,830

CONTAINERS --- 0.31%
        290 Smurfit - Stone Container Corp                                 4,985
                                                                          $4,985

DISTRIBUTORS --- 0.24%
         70 Fastenal Co                                                    3,841
                                                                          $3,841

ELECTRONIC INSTRUMENT & EQUIP --- 2.09%
        220 American Power Conversion Corp                                 4,105
         90 CDW Corp                                                       5,624
        670 Flextronics International Ltd*                                10,787
        110 Garmin Ltd*                                                    3,538
        110 Molex Inc                                                      3,276
        640 Sanmina-SCI Corp*                                              6,413
                                                                         $33,743

ELECTRONICS - SEMICONDUCTOR --- 12.80%
        610 Altera Corp*                                                  12,206
      1,040 Applied Materials Inc*                                        18,959
        250 Broadcom Corp Class A*                                         9,440
      2,690 Intel Corp                                                    69,214
        130 Intersil Holding Corp                                          2,568
        280 KLA-Tencor Corp*                                              11,668
        170 Lam Research Corp*                                             3,764
        470 Linear Technology Corp                                        16,746
        150 Marvell Technology Group Ltd*                                  5,810
        540 Maxim Integrated Products Inc                                 24,835
        180 Microchip Technology Inc                                       5,044
        180 NVIDIA Corp*                                                   3,697
        150 Novellus Systems Inc*                                          4,344
        530 Xilinx Inc*                                                   17,824
                                                                        $206,119

HEALTH CARE RELATED --- 1.67%
        110 Express Scripts Inc Class A*                                   8,507
        110 First Health Group Corp*                                       1,837
         70 Henry Schein Inc*                                              4,933
        100 Lincare Holdings Inc*                                          3,473
        110 Patterson Dental Co*                                           8,107
                                                                         $26,857

MACHINERY --- 0.67%
        190 PACCAR Inc                                                    10,727
                                                                         $10,727

MEDICAL PRODUCTS --- 1.22%
        410 Biomet Inc                                                    16,195
         70 Dentsply International Inc                                     3,392
                                                                         $19,587

OIL & GAS --- 0.18%
         80 Patterson-UTI Energy Inc*                                      2,895
                                                                          $2,895

PHARMACEUTICALS --- .99%
        260 Teva Pharmaceutical Industries Ltd sponsored ADR              16,006
                                                                         $16,006

RESTAURANTS --- 1.64%
        680 Starbucks Corp*                                               26,425
                                                                         $26,425

RETAIL --- 4.65%
        330 Amazon.com Inc*                                               14,342
        490 Bed Bath & Beyond Inc*                                        18,189
        290 Costco Wholesale Corp*                                        10,861
        130 Dollar Tree Stores Inc*                                        3,504
        180 Petsmart Inc                                                   4,986
        190 Ross Stores Inc                                                5,795
        390 Staples Inc*                                                  10,046
         90 Whole Foods Market Inc                                         7,199
                                                                         $74,922

SPECIALIZED SERVICES --- 2.74%
        240 Apollo Group Inc*                                             21,811
        110 Career Education Corp*                                         7,040
        230 Cintas Corp                                                   10,341
         80 Lamar Advertising Co*                                          3,285
         50 Ryanair Holdings PLC sponsored ADR*                            1,666
                                                                         $44,143

TELEPHONE & TELECOMMUNICATIONS --- 2.52%
        780 Level 3 Communications Inc*                                    2,207
      1,610 Nextel Communications Inc*                                    38,413
                                                                         $40,620

TOTAL COMMON STOCK --- 83.80%                                         $1,350,021
(Cost $1,404,831)

SHORT-TERM INVESTMENTS

    241,000 Federal Home Loan Bank                                       240,989
               .811%, May 3, 2004
     20,000 United States of America (1)                                  19,921
               1.045%, September 16, 2004


TOTAL SHORT-TERM INVESTMENTS --- 16.20%                                 $260,910
(Cost $260,910)

TOTAL ORCHARD NASDAQ - 100 INDEX (R) FUND --- 100%                    $1,610,931
(Cost $1,665,741)

Legend
* Non-income Producing Security (1) Collateral for Futures ADR - American Depository Receipt See Notes to Financial Statements.


The Orchard Series Fund

Orchard S&P 500 Index (R) Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 1.86%
        350 Boeing Co                                                     14,942
        140 General Dynamics Corp                                         13,107
         60 Goodrich Corp                                                  1,727
        360 Honeywell International Inc                                   12,449
        220 Lockheed Martin Corp                                          10,494
         90 Northrop Grumman Corp                                          8,933
        200 Raytheon Co                                                    6,452
         80 Rockwell Collins                                               2,580
        270 United Technologies Corp                                      23,290
                                                                         $93,974

AGRICULTURE --- 0.16%
        210 Archer-Daniels-Midland Co                                      3,688
        130 Monsanto Co                                                    4,497
                                                                          $8,185

AIR FREIGHT --- 1.11%
        190 FedEx Corp                                                    13,663
         30 Ryder System Inc                                               1,104
        590 United Parcel Service Inc Class B                             41,389
                                                                         $56,156

AIRLINES --- 0.09%
         60 Delta Air Lines Inc                                              373
        280 Southwest Airlines Co                                          3,998
                                                                          $4,371

AUTO PARTS & EQUIPMENT --- 0.20%
         40 Cooper Tire & Rubber Co                                          856
         70 Dana Corp                                                      1,411
        170 Delphi Corp                                                    1,734
         80 Goodyear Tire & Rubber Co*                                       697
         90 Johnson Controls Inc                                           4,937
         60 Visteon Corp                                                     652
                                                                         $10,287

AUTOMOBILES --- 0.45%
        820 Ford Motor Co                                                 12,595
        220 General Motors Corp                                           10,432
                                                                         $23,027

BANKS --- 5.85%
        170 AmSouth Bancorp                                                3,743
        260 BB&T Corp                                                      8,967
        480 Bank One Corp                                                 23,698
        909 Bank of America Corp                                          73,165
        110 Charter One Financial Inc                                      3,671
         80 Comerica Inc                                                   4,130
        320 Fifth Third Bancorp                                           17,171
         60 First Horizon National Corp*                                   2,638
         10 Huntington Bancshares Inc                                        214
        200 KeyCorp                                                        5,940
        100 M&T Bank Corp*                                                 8,500
        110 Marshall & Ilsley Corp                                         4,045
        290 National City Corp                                            10,054
         70 North Fork Bancorp Inc                                         2,598
        130 PNC Financial Services Group                                   6,903
        110 Regions Financial Corp                                         3,818
        160 SouthTrust Corp                                                4,973
        180 SunTrust Banks Inc                                            12,249
        140 Synovus Financial Corp                                         3,342
        870 US Bancorp                                                    22,307
         90 Union Planters Corp                                            2,502
        580 Wachovia Corp                                                 26,535
        760 Wells Fargo & Co                                              42,910
         40 Zions Bancorp                                                  2,261
                                                                        $296,334

BIOTECHNOLOGY --- 1.01%
        570 Amgen Inc*                                                    32,074
        160 Biogen Idec Inc*                                               9,440
         90 Chiron Corp*                                                   4,176
        110 Genzyme Corp*                                                  4,792
         20 MedImmune Inc*                                                   485
                                                                         $50,967

BROADCAST/MEDIA --- 0.91%
        240 Clear Channel Communications Inc                               9,958
      1,030 Comcast Corp*                                                 31,003
        150 Univision Communications Inc Class A*                          5,078
                                                                         $46,039

BUILDING MATERIALS --- 0.33%
         80 American Standard Cos Inc*                                     8,415
        220 Masco Corp                                                     6,162
         50 Vulcan Materials Co                                            2,312
                                                                         $16,889

CHEMICALS --- 1.29%
        110 Air Products & Chemicals Inc                                   5,479
        390 Dow Chemical Co                                               15,479
        430 EI du Pont de Nemours & Co                                    18,469
         40 Eastman Chemical Co                                            1,703
        120 Ecolab Inc                                                     3,576
         60 Engelhard Corp                                                 1,742
         20 Great Lakes Chemical Corp                                        502
         50 Hercules Inc*                                                    556
         40 International Flavors & Fragrances Inc                         1,450
         80 PPG Industries Inc                                             4,745
        160 Praxair Inc                                                    5,848
        110 Rohm & Haas Co                                                 4,266
         30 Sigma-Aldrich Corp                                             1,699
                                                                         $65,514

COMMUNICATIONS - EQUIPMENT --- 1.38%
        280 ADC Telecommunications Inc*                                      700
         70 Andrew Corp*                                                   1,187
        100 Avaya Inc*                                                     1,368
        130 CIENA Corp*                                                      538
         90 Comverse Technology Inc*                                       1,472
        540 Corning Inc*                                                   5,956
        590 JDS Uniphase Corp*                                             1,794
      1,900 Lucent Technologies Inc*                                       6,403
      1,060 Motorola Inc                                                  19,345
         50 QLogic Corp*                                                   1,350
        430 QUALCOMM Inc                                                  26,858
         70 Scientific-Atlanta Inc                                         2,267
        100 Tellabs Inc*                                                     873
                                                                         $70,111

COMPUTER HARDWARE & SYSTEMS --- 3.26%
        170 Apple Computer Inc*                                            4,374
      1,120 Dell Inc*                                                     38,875
      1,100 EMC Corp*                                                     12,276
        150 Gateway Inc*                                                     723
      1,360 Hewlett-Packard Co                                            26,792
        770 International Business Machines Corp                          67,891
         60 Lexmark International Group Inc Class A*                       5,428
         50 NCR Corp*                                                      2,235
         60 Network Appliance Inc*                                         1,117
      1,460 Sun Microsystems Inc*                                          5,694
                                                                        $165,405

COMPUTER SOFTWARE & SERVICES --- 7.14%
        110 Adobe Systems Inc                                              4,547
        100 Affiliated Computer Services Inc Class A*                      4,850
         50 Autodesk Inc                                                   1,675
        230 Automatic Data Processing Inc                                 10,076
         10 BMC Software Inc*                                                173
      3,100 Cisco Systems Inc*                                            64,697
         80 Citrix Systems Inc*                                            1,524
        280 Computer Associates International Inc                          7,507
         90 Computer Sciences Corp*                                        3,682
         80 Compuware Corp*                                                  612
         70 Convergys Corp*                                                1,016
        140 Electronic Arts Inc*                                           7,087
        130 Electronic Data Systems Corp                                   2,378
        380 First Data Corp                                               17,248
         90 Fiserv Inc*                                                    3,290
         90 Intuit Inc*                                                    3,822
         40 Mercury Interactive Corp*                                      1,702
      4,970 Microsoft Corp                                               129,071
         80 Novell Inc*                                                      771
      2,350 Oracle Corp*                                                  26,367
         30 Parametric Technology Corp*                                      137
        180 Paychex Inc                                                    6,710
         80 PeopleSoft Inc*                                                1,350
         70 Sabre Holdings Corp                                            1,651
        140 Siebel Systems Inc*                                            1,439
        140 SunGard Data Systems Inc*                                      3,650
        150 Symantec Corp*                                                 6,758
         60 Unisys Corp*                                                     782
        200 VERITAS Software Corp*                                         5,334
        260 Yahoo! Inc*                                                   13,120
        360 eBay Inc*                                                     28,735
                                                                        $361,761

CONGLOMERATES --- 4.07%
        430 3M Co                                                         37,186
      4,700 General Electric Co                                          140,765
         60 Textron Inc                                                    3,311
        910 Tyco International Ltd                                        24,980
                                                                        $206,242

CONTAINERS --- 0.18%
         30 Ball Corp                                                      1,980
         60 Bemis Co Inc                                                   1,621
         80 Pactiv Corp*                                                   1,836
         40 Sealed Air Corp*                                               1,963
         30 Temple-Inland Inc                                              1,853
                                                                          $9,253

COSMETICS & PERSONAL CARE --- 0.57%
         45 Alberto-Culver Co Class B                                      2,122
        110 Avon Products Inc                                              9,240
        430 Gillette Co                                                   17,596
                                                                         $28,958

DISTRIBUTORS --- 0.33%
         80 Genuine Parts Co                                               2,864
        310 SYSCO Corp                                                    11,858
         40 WW Grainger Inc                                                2,096
                                                                         $16,818

ELECTRIC COMPANIES --- 1.95%
         60 Allegheny Energy Inc*                                            827
         80 Ameren Corp                                                    3,498
        190 American Electric Power Co Inc                                 5,784
         80 CMS Energy Corp*                                                 665
         50 CenterPoint Energy Inc                                           540
         90 Cinergy Corp                                                   3,415
        110 Consolidated Edison Inc                                        4,533
         80 DTE Energy Co                                                  3,122
        200 Dominion Resources Inc                                        12,762
         60 Edison International                                           1,404
        110 Entergy Corp                                                   6,006
        160 Exelon Corp                                                   10,710
         90 FPL Group Inc                                                  5,726
        160 FirstEnergy Corp                                               6,256
        200 PG&E Corp*                                                     5,504
         80 PPL Corp                                                       3,428
         40 Pinnacle West Capital Corp                                     1,562
        120 Progress Energy Inc                                            5,132
      5,530 Progress Energy Inc @ (CVO)*                                       0
        350 Southern Co                                                   10,066
         90 TECO Energy Inc                                                1,146
        150 TXU Corp                                                       5,121
         90 Xcel Energy Inc                                                1,506
                                                                         $98,713

ELECTRONIC INSTRUMENT & EQUIP --- 0.88%
        230 Agilent Technologies Inc*                                      6,212
         90 American Power Conversion Corp                                 1,679
         40 Cooper Industries Inc                                          2,196
        250 Emerson Electric Co                                           15,055
        100 Jabil Circuit Inc*                                             2,639
         90 Molex Inc                                                      2,680
         60 PerkinElmer Inc                                                1,155
         40 Power-One Inc*                                                   344
         90 Rockwell Automation Inc                                        2,942
        150 Sanmina-SCI Corp*                                              1,503
        300 Solectron Corp*                                                1,470
         10 Symbol Technologies Inc                                          120
         40 Tektronix Inc                                                  1,184
         80 Thermo Electron Corp*                                          2,336
         30 Thomas & Betts Corp                                              721
         60 Waters Corp*                                                   2,589
                                                                         $44,825

ELECTRONICS - SEMICONDUCTOR --- 3.14%
         70 Advanced Micro Devices Inc*                                      995
         80 Altera Corp*                                                   1,601
        180 Analog Devices Inc                                             7,668
        740 Applied Materials Inc*                                        13,490
         50 Applied Micro Circuits Corp*                                     221
        140 Broadcom Corp Class A*                                         5,286
      2,920 Intel Corp                                                    75,132
         90 KLA-Tencor Corp*                                               3,750
         80 LSI Logic Corp*                                                  595
        150 Linear Technology Corp                                         5,345
        160 Maxim Integrated Products Inc                                  7,358
        190 Micron Technology Inc*                                         2,588
         80 NVIDIA Corp*                                                   1,643
         90 National Semiconductor Corp*                                   3,671
         70 Novellus Systems Inc*                                          2,027
         80 PMC-Sierra Inc*                                                  972
         90 Teradyne Inc*                                                  1,834
        780 Texas Instruments Inc                                         19,578
        160 Xilinx Inc*                                                    5,381
                                                                        $159,135

ENGINEERING & CONSTRUCTION --- 0.03%
         40 Fluor Corp                                                     1,526
                                                                          $1,526

FINANCIAL SERVICES --- 5.91%
        370 Bank of New York Co Inc                                       10,782
      2,420 Citigroup Inc                                                116,378
        135 Countrywide Credit Industries Inc                              8,006
        510 Fannie Mae (nonvtg)                                           35,047
         50 Federated Investors Inc Class B                                1,470
        120 Franklin Resources Inc                                         6,580
        380 Freddie Mac                                                   22,192
        120 Golden West Financial Corp                                    12,613
        920 JP Morgan Chase & Co                                          34,592
        110 Janus Capital Group Inc                                        1,672
         50 MGIC Investment Corp                                           3,681
        210 Mellon Financial Corp                                          6,224
         70 Moody's Corp                                                   4,516
        110 Northern Trust Corp                                            4,651
        150 Principal Financial Group                                      5,295
        160 State Street Corp                                              7,808
         60 T Rowe Price Group Inc                                         3,077
        380 Washington Mutual Inc                                         14,968
                                                                        $299,552

FOOD & BEVERAGES --- 3.69%
         20 Adolph Coors Co Class B                                        1,314
        340 Anheuser-Busch Co Inc                                         17,422
         60 Brown-Forman Corp                                              2,812
        200 Campbell Soup Co                                               5,526
      1,170 Coca-Cola Co                                                  59,167
        120 Coca-Cola Enterprises Inc                                      3,240
        260 ConAgra Foods Inc                                              7,511
        180 General Mills Inc                                              8,775
        170 HJ Heinz Co                                                    6,492
         60 Hershey Foods Corp                                             5,333
        190 Kellogg Co                                                     8,151
         70 McCormick & Co Inc (nonvtg)                                    2,391
        130 Pepsi Bottling Group Inc                                       3,805
        770 PepsiCo Inc                                                   41,957
        280 Sara Lee Corp                                                  6,462
        110 Wm Wrigley Jr Co                                               6,787
                                                                        $187,145

GOLD, METALS & MINING --- 0.58%
        360 Alcoa Inc                                                     11,070
         40 Allegheny Technologies Inc                                       409
         90 Freeport-McMoRan Copper & Gold Inc                             2,745
        210 Newmont Mining Corp                                            7,854
         40 Nucor Corp                                                     2,376
         40 Phelps Dodge Corp*                                             2,633
         50 United States Steel Corp                                       1,432
         40 Worthington Industries Inc                                       722
                                                                         $29,241

HEALTH CARE RELATED --- 2.08%
         70 Aetna Inc                                                      5,793
         50 AmericsourceBergen Corp                                        2,895
         70 Anthem Inc*                                                    6,201
         70 CIGNA Corp                                                     4,516
        210 Cardinal Health Inc                                           15,383
        200 Caremark Rx Inc*                                               6,770
         40 Express Scripts Inc Class A*                                   3,094
        240 HCA Inc                                                        9,751
        110 Health Management Associates Inc Class A                       2,544
         80 Humana Inc*                                                    1,303
        110 IMS Health Inc                                                 2,778
         40 Manor Care Inc                                                 1,298
        140 McKesson HBOC Inc                                              4,600
        130 Medco Health Solutions Inc*                                    4,602
         50 Quest Diagnostics Inc                                          4,218
        120 Tenet Healthcare Corp*                                         1,411
        330 United Health Group Inc                                       20,288
         70 Wellpoint Health Networks Inc*                                 7,818
                                                                        $105,263

HEAVY TRUCKS & PARTS --- 0.02%
         20 Cummins Engine Co Inc                                          1,196
                                                                          $1,196

HOMEBUILDING --- 0.16%
         60 Centex Corp                                                    2,877
         20 KB Home                                                        1,379
         80 Pulte Corp                                                     3,934
                                                                          $8,190

HOTELS/MOTELS --- 0.42%
        250 Carnival Corp                                                 10,668
         80 Hilton Hotels Corp                                             1,399
        110 Marriott International Inc Class A                             5,188
        100 Starwood Hotels & Resorts Worldwide Inc*                       3,979
                                                                         $21,234

HOUSEHOLD GOODS --- 2.49%
         40 Black & Decker Corp                                            2,314
        100 Clorox Co                                                      5,178
        260 Colgate-Palmolive Co                                          15,049
         70 Fortune Brands Inc                                             5,338
        290 Kimberly-Clark Corp                                           18,981
         90 Leggett & Platt Inc                                            2,034
         40 Maytag Corp                                                    1,116
         30 Newell Rubbermaid Inc                                            709
        670 Procter & Gamble Co                                           70,853
         30 Snap-on Inc                                                    1,013
         40 Stanley Works                                                  1,700
         30 Whirlpool Corp                                                 1,965
                                                                        $126,250

INSURANCE RELATED --- 4.54%
        130 ACE Ltd                                                        5,699
        250 AFLAC Inc                                                     10,558
        290 Allstate Corp                                                 13,311
         50 Ambac Financial Group Inc                                      3,450
      1,250 American International Group Inc                              89,598
        150 Aon Corp                                                       3,909
         90 Chubb Corp                                                     6,210
         84 Cincinnati Financial Corp                                      3,443
        140 Hartford Financial Services Group Inc                          8,551
         70 Jefferson-Pilot Corp                                           3,471
         80 Lincoln National Corp                                          3,590
         90 Loews Corp                                                     5,221
         70 MBIA Inc                                                       4,122
         49 Manulife Financial Corp*                                       1,756
        200 Marsh & McLennan Cos Inc                                       9,020
        310 MetLife Inc                                                   10,695
        150 Progressive Corp                                              13,128
        260 Prudential Financial Inc                                      11,424
         70 SAFECO Corp                                                    3,065
        274 St Paul Cos Inc                                               11,144
         50 Torchmark Corp                                                 2,602
         40 UnumProvident Corp                                               622
         70 XL Capital Ltd Class A                                         5,345
                                                                        $229,934

INVESTMENT BANK/BROKERAGE FIRM --- 2.07%
         50 Bear Stearns Co Inc                                            4,007
        550 Charles Schwab Corp                                            5,660
        200 E*TRADE Financial Corp*                                        2,272
        280 Goldman Sachs Group Inc                                       27,090
        130 Lehman Brothers Holdings Inc                                   9,542
        500 Merrill Lynch & Co Inc                                        27,115
        570 Morgan Stanley                                                29,292
                                                                        $104,978

LEISURE & ENTERTAINMENT --- 2.14%
         40 Brunswick Corp                                                 1,644
        140 Harley-Davidson Inc                                            7,885
         50 Harrah's Entertainment Inc                                     2,659
         80 Hasbro Inc                                                     1,511
        170 International Game Technology                                  6,416
        110 Mattel Inc                                                     1,866
      2,060 Time Warner Inc*                                              34,649
        790 Viacom Inc Class B                                            30,534
        930 Walt Disney Co                                                21,418
                                                                        $108,582

MACHINERY --- 0.60%
        170 Caterpillar Inc                                               13,214
        160 Deere & Co                                                    10,886
         30 Navistar International Corp*                                   1,355
         90 PACCAR Inc                                                     5,081
                                                                         $30,536

MANUFACTURING --- 0.83%
         30 Crane Co                                                         924
         70 Danaher Corp                                                   6,476
        100 Dover Corp                                                     4,003
         80 Eaton Corp                                                     4,750
         40 ITT Industries Inc                                             3,172
        150 Illinois Tool Works Inc                                       12,932
         80 Ingersoll-Rand Co                                              5,164
         60 Pall Corp                                                      1,427
         60 Parker-Hannifin Corp                                           3,317
                                                                         $42,165

MEDICAL PRODUCTS --- 2.01%
        100 Applera Corp Applied Biosystems Group                          1,857
         20 Bausch & Lomb Inc                                              1,257
        290 Baxter International Inc                                       9,179
        120 Becton Dickinson & Co                                          6,066
        120 Biomet Inc                                                     4,740
        340 Boston Scientific Corp*                                       14,005
         20 CR Bard Inc                                                    2,125
        150 Guidant Corp                                                   9,452
        530 Medtronic Inc                                                 26,744
         20 Millipore Corp*                                                1,049
         80 St Jude Medical Inc*                                           6,101
        100 Stryker Corp*                                                  9,893
        120 Zimmer Holdings Inc*                                           9,582
                                                                        $102,050

OFFICE EQUIPMENT & SUPPLIES --- 0.23%
         50 Avery Dennison Corp                                            3,212
        110 Pitney Bowes Inc                                               4,813
        280 Xerox Corp*                                                    3,760
                                                                         $11,785

OIL & GAS --- 6.23%
         40 Amerada Hess Corp                                              2,845
        120 Anadarko Petroleum Corp                                        6,430
        160 Apache Corp                                                    6,699
         30 Ashland Inc                                                    1,437
         80 BJ Services Co*                                                3,560
        160 Baker Hughes Inc                                               5,869
         90 Burlington Resources Inc                                       6,054
        560 ChevronTexaco Corp                                            51,240
        380 ConocoPhillips                                                27,094
        110 Devon Energy Corp                                              6,732
         50 EOG Resources                                                  2,463
      3,060 Exxon Mobil Corp                                             130,203
        210 Halliburton Co                                                 6,258
         50 Kerr-McGee Corp                                                2,447
        150 Marathon Oil Corp                                              5,034
         70 Nabors Industries Ltd*                                         3,105
         60 Noble Corp*                                                    2,230
        180 Occidental Petroleum Corp                                      8,496
         40 Rowan Cos Inc*                                                   892
        330 Schlumberger Ltd                                              19,315
         40 Sunoco Inc                                                     2,516
        150 Transocean Sedco Forex Inc*                                    4,166
        120 Unocal Corp                                                    4,325
        100 Valero Energy Corp*                                            6,376
                                                                        $315,786

PAPER & FOREST PRODUCTS --- 0.57%
        120 Georgia-Pacific Corp                                           4,212
        230 International Paper Co                                         9,274
         50 Louisiana-Pacific Corp                                         1,180
        100 MeadWestvaco Corp                                              2,615
        200 Weyerhaeuser Co                                               11,840
                                                                         $29,121

PERSONAL LOANS --- 1.13%
        560 American Express Co                                           27,412
        110 Capital One Financial Corp                                     7,208
        560 MBNA Corp                                                     13,653
         40 Providian Financial Corp*                                        485
        220 SLM Corp                                                       8,428
                                                                         $57,186

PHARMACEUTICALS --- 7.85%
        700 Abbott Laboratories                                           30,814
         60 Allergan Inc                                                   5,283
        880 Bristol-Myers Squibb Co                                       22,088
        490 Eli Lilly & Co                                                36,167
        220 Forest Laboratories Inc*                                      14,186
      1,420 Johnson & Johnson                                             76,723
         20 King Pharmaceuticals Inc*                                        345
      1,060 Merck & Co Inc                                                49,820
        100 Mylan Laboratories Inc*                                        2,291
      3,500 Pfizer Inc                                                   125,160
        650 Schering-Plough Corp                                          10,875
         50 Watson Pharmaceuticals Inc*                                    1,781
        590 Wyeth                                                         22,461
                                                                        $397,994

PHOTOGRAPHY/IMAGING --- 0.07%
        140 Eastman Kodak Co                                               3,611
                                                                          $3,611

POLLUTION CONTROL --- 0.17%
         50 Allied Waste Industries Inc*                                     630
        280 Waste Management Inc                                           7,952
                                                                          $8,582

PRINTING & PUBLISHING --- 0.71%
         40 Dow Jones & Co Inc                                             1,844
        130 Gannett Co Inc                                                11,268
         40 Knight-Ridder Inc                                              3,098
         90 McGraw-Hill Cos Inc                                            7,097
         20 Meredith Corp                                                  1,019
         70 New York Times Co Class A                                      3,207
         50 RR Donnelley & Sons Co                                         1,471
        150 Tribune Co                                                     7,182
                                                                         $36,186

RAILROADS --- 0.36%
        180 Burlington Northern Santa Fe Corp                              5,886
        100 CSX Corp                                                       3,076
         90 Norfolk Southern Corp                                          2,144
        120 Union Pacific Corp                                             7,072
                                                                         $18,178

REAL ESTATE --- 0.38%
         40 Apartment Investment & Management Co Class A REIT              1,127
        190 Equity Office Properties Trust REIT                            4,782
        130 Equity Residential REIT                                        3,570
         90 Plum Creek Timber Co Inc REIT                                  2,660
         90 ProLogis Trust REIT                                            2,648
         90 Simon Property Group Inc REIT                                  4,339
                                                                         $19,126

RESTAURANTS --- 0.63%
         80 Darden Restaurants Inc                                         1,813
        560 McDonald's Corp                                               15,249
        190 Starbucks Corp*                                                7,383
         50 Wendy's International Inc                                      1,950
        140 Yum! Brands Inc*                                               5,431
                                                                         $31,826

RETAIL --- 6.16%
         80 Albertson's Inc                                                1,869
         30 AutoNation Inc*                                                  511
         40 AutoZone Inc*                                                  3,503
        140 Bed Bath & Beyond Inc*                                         5,197
        200 Best Buy Co Inc                                               10,850
         10 Big Lots Inc*                                                    142
         40 Boise Cascade Corp                                             1,349
        190 CVS Corp                                                       7,340
        100 Circuit City Stores Inc - CarMax Group                         1,168
        220 Costco Wholesale Corp*                                         8,239
         40 Dillard's Inc                                                    673
         60 Dollar General Corp                                            1,126
         80 Family Dollar Stores Inc                                       2,571
         90 Federated Department Stores Inc                                4,410
        330 Gap Inc                                                        7,263
      1,040 Home Depot Inc                                                36,598
        130 JC Penney Co Inc                                               4,402
        160 Kohl's Corp*                                                   6,686
        260 Kroger Co*                                                     4,550
        150 Limited Inc                                                    3,096
        330 Lowe's Cos Inc                                                17,180
        140 May Department Stores Co                                       4,312
         70 Nordstrom Inc                                                  2,494
         50 Office Depot Inc*                                                876
         80 RadioShack Corp                                                2,461
         60 SUPERVALU Inc                                                  1,847
        110 Safeway Inc*                                                   2,525
        120 Sears Roebuck & Co                                             4,806
         70 Sherwin-Williams Co                                            2,664
        240 Staples Inc*                                                   6,182
        140 TJX Cos Inc                                                    3,440
        390 Target Corp                                                   16,914
         70 Tiffany & Co                                                   2,730
        100 Toys R Us Inc*                                                 1,545
      2,020 Wal-Mart Stores Inc                                          115,140
        440 Walgreen Co                                                   15,171
         70 Winn-Dixie Stores Inc                                            533
                                                                        $312,363

SHOES --- 0.21%
        130 NIKE Inc Class B                                               9,354
         30 Reebok International Ltd                                       1,091
                                                                         $10,445

SPECIALIZED SERVICES --- 0.79%
         80 Apollo Group Inc*                                              7,270
        430 Cendant Corp                                                  10,182
         80 Cintas Corp                                                    3,597
         20 Deluxe Corp                                                      826
         70 Equifax Inc                                                    1,716
         90 H&R Block Inc                                                  4,060
        100 Interpublic Group of Cos Inc*                                  1,569
         50 Monster Worldwide Inc*                                         1,281
         90 Omnicom Group Inc                                              7,156
         80 Robert Half International Inc*                                 2,182
                                                                         $39,839

TELEPHONE & TELECOMMUNICATIONS --- 3.17%
        150 ALLTEL Corp                                                    7,551
        280 AT&T Corp                                                      4,802
      1,250 AT&T Wireless Services Inc*                                   17,263
        830 BellSouth Corp                                                21,422
         70 CenturyTel Inc                                                 2,022
         40 Citizens Communications Co*                                      522
        480 Nextel Communications Inc*                                    11,453
        790 Qwest Communications International Inc*                        3,176
      1,480 SBC Communications Inc                                        36,852
        525 Sprint Corp                                                    9,392
      1,220 Verizon Communications                                        46,043
                                                                        $160,498

TEXTILES --- 0.12%
         60 Jones Apparel Group Inc                                        2,196
         50 Liz Claiborne Inc                                              1,755
         50 VF Corp                                                        2,308
                                                                          $6,259

TOBACCO --- 1.12%
        920 Altria Group Inc                                              50,950
         40 RJ Reynolds Tobacco Holdings Inc                               2,591
         80 UST Inc                                                        2,977
                                                                         $56,518

UNIT INVESTMENT TRUST --- 0.31%
        140 iShares S&P 500 Index Fund                                    15,534
                                                                         $15,534

UTILITIES --- 0.65%
        200 AES Corp*                                                      1,734
        100 Calpine Corp*                                                    434
         80 Constellation Energy Group                                     3,078
        330 Duke Energy Corp                                               6,950
         80 Dynegy Inc Class A*                                              317
        290 El Paso Corp                                                   2,033
         80 KeySpan Corp                                                   2,892
         60 Kinder Morgan Inc                                              3,613
         20 NICOR Inc                                                        680
         30 NiSource Inc                                                     605
         20 Peoples Energy Corp                                              836
        110 Public Service Enterprise Group Inc                            4,719
        110 Sempra Energy                                                  3,493
        150 Williams Cos Inc                                               1,545
                                                                         $32,929

TOTAL COMMON STOCK --- 94.59%                                         $4,794,572
(Cost $4,843,315)

SHORT-TERM INVESTMENTS

    274,000 Federal Home Loan Bank                                       273,988
               .811%, May 3, 2004

TOTAL SHORT-TERM INVESTMENTS --- 5.41                                   $273,988
(Cost $273,988)

TOTAL ORCHARD S&P 500 INDEX (R) FUND --- 100%                         $5,068,560
(Cost $5,117,303)

Legend
* Non-income Producing Security @ Security has no market value at April 30, 2004. CVO - Contingent Value Obligation See Notes to Financial Statements.

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      The Orchard Series Fund (the Trust) is a Delaware business trust organized on July 23, 1996 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust presently consists of four funds. Interests in the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), and Orchard S&P 500 Index(R) Funds (collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of the Trust. The investment objective of each Fund is: to seek investment results that track as closely as possible the total return of the common stocks that comprise its benchmark index. Each Fund is nondiversified as defined in the 1940 Act. The Trust is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans and non-qualified deferred compensation plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      Initial capitalization of $100,000 for each of the Orchard Index 600 and Orchard S&P 500 Index(R) Funds was received on January 27, 1997 from GWL&A. Initial capitalization of $1,000,000 for the Orchard DJIASM Index Fund and $1,500,000 for the Orchard Nasdaq-100 Index(R) Fund was received on August 25, 2000 from GWL&A. At April 30, 2004, GWL&A's investment in the Funds totaled $1,285,861, which includes reinvestment of dividends.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Funds utilize the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

      Financial Futures Contracts

      The Funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Funds is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, each Fund of the Trust currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Trust has entered into an investment advisory agreement for each of the Funds with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Funds of the Trust, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Funds. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Trust's Funds. Financial Administrative Services Corporation, a wholly owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

      As of April 30, 2004, there were 39 funds for which the Trustees served as Directors or Trustees, four of which were Funds of the Trust. The total compensation paid to the independent trustees with respect to all funds for which they serve as Directors or Trustees was $15,000 for the period from November 1, 2003 through April 30, 2004. Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested trustee of the Trust receives any compensation directly from the Trust.

3. CAPITAL STOCK

      The Trust has authorized an unlimited number of shares with no stated par value for each Fund in the Trust. Shares may be issued in one or more series of shares and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the period ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                   Purchases          Sales
                                                                 --------------    ------------
     Orchard DJIA(SM) Index Fund                                $  1,646,360      $  3,869,063
     Orchard Index 600 Fund                                        4,697,900        51,316,275
     Orchard Nasdaq-100 Index(R)Fund                               6,060,074        14,900,027
     Orchard S&P 500 Index(R)Fund                                308,741,604       220,479,485

      For the period ended April 30, 2004, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2004, were as follows:

                                   Cost For                                            Net
                                    Income                                          Unrealized
                                     Tax            Gross            Gross         Appreciation
                                   Purposes      Appreciation    Depreciation      (Depreciation)
                                 -------------   -------------   --------------    -------------
     Orchard DJIA(SM) Index
       Fund                   $     1,665,063  $       47,768  $      (27,046)  $        20,722
     Orchard Index 600 Fund         3,553,572         150,874        (148,176)            2,698
     Orchard Nasdaq-100
       Index(R)Fund                 1,665,741          36,759         (91,569)         (54,810)
     Orchard S&P 500 Index(R)
       Fund                         5,117,303         172,216        (220,959)         (48,743)

6. FUTURES CONTRACTS

      As of April 30, 2004 , the Orchard Nasdaq-100 Index(R) Fund had one open Nasdaq-100 long futures contract. The contract expires in June 2004 and the Orchard Nasdaq-100 Index(R) Fund has recorded unrealized appreciation of $5,100.
7. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses, equalization, and capital loss carryforwards. For the six months ended April 30, 2004, the Orchard Nasdaq-100 Index(R) Fund reclassified $9,707,800 from accumulated net realized gain on investments to paid-in capital. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.


      Each Fund's tax basis capital gains and losses are determined only at the end of each fiscal year. At October 31, 2003, the Orchard DJIASM Index Fund had available for federal income tax purposes unused capital loss carryforwards of $1,399,822 and $21,803, expiring in the years 2010 and 2011 respectively; the Orchard Index 600 Fund had available for federal income tax purposes unused capital loss carryforwards of $713,336 and $44,223, expiring in the years 2010 and 2011 respectively; and the Orchard S&P 500 Index(R) Fund had available for federal income tax purposes an unused capital loss carryforward of $5,941,068 expiring in the year 2010.

8. SUBSEQUENT EVENTS

      Effective immediately after the close of the New York Stock Exchange on June 25, 2004, the Orchard S&P 500 Index(R), Orchard DJIASM Index, and Orchard Nasdaq-100 Index(R) Funds will be acquired by the Maxim S&P 500 Index(R) Portfolio of the Maxim Series Fund, Inc. Also effective at that time and date, the Orchard Index 600 Fund will be acquired by the Maxim Index 600 Portfolio of the Maxim Series Fund, Inc. The Agreement and Plan of the Reorganization was approved at a meeting of the shareholders of the Acquired Funds, held on June 1, 2004.

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10. CONTROLS AND PROCEDURES


(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 11. EXHIBITS

a) (1) Not Required in Filing.
     (2) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
     (3)  Not applicable.
b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

ORCHARD SERIES FUND

By:    /s/ W.T. McCallum
    ------------------------------
       W.T. McCallum
        President

Date: June 29, 2004


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ W.T. McCallum
    ------------------------------
       W.T. McCallum
        President

Date: June 29, 2004


By:    /s/ G. McDonald
    ------------------------------
       G. McDonald
       Treasurer

Date: June 29, 2004